Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		12 Months Ended			20 Months Ended	27 Months Ended
	Sep. 30, 2020	Dec. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2017	Mar. 31, 2020
Income Taxes [Line Items]
Statutory tax rate			31.50%	31.50%	31.50%
Minimum base erosion anti abuse tax				10.00%	(6.25%)
Beat threshold percentage			3.00%	3.00%	3.00%
Net increase (decrease) in total valuation allowance	¥ 214,900	¥ 154,201	¥ 331,861	¥ 114,871	¥ 176,721
Valuation allowance			276,382	608,243			¥ 608,243
Undistributed earnings of foreign subsidiaries and corporate joint ventures not expected to be remitted, for which deferred income taxes have not been provided			910,802
Deferred tax liabilities not accounted for undistributed earnings			14,573
Gain on sale of subsidiary stock			61,544
Operating loss carryforwards for tax purposes			302,647	348,714			348,714
Operating loss carryforwards for tax purposes with no expiration period			107,935
Tax credit carryforwards			63,590	94,900			94,900
Tax credit carryforwards with no expiration period			17,742
Interest expense recorded			2,150	1,276	1,479
Penalties recorded			514	117	218
Liabilities recorded for the payments of interest			10,183	8,033	9,309		8,033
Liabilities recorded for the payments of penalties			4,458	¥ 4,971	¥ 4,855		¥ 4,971
Maximum unrecognized tax benefits expected reduction within the next 12 months			¥ 1,522
U.S. [Member]
Income Taxes [Line Items]
Statutory tax rate			21.00%		21.00%	35.00%	21.00%
Japan Tax Autority [Member] | National Taxes | JAPAN
Income Taxes [Line Items]
Valuation allowance			¥ 13,549
Japan Tax Autority [Member] | Local Taxes | JAPAN
Income Taxes [Line Items]
Valuation allowance			¥ 126,631
Earliest Tax Year
Income Taxes [Line Items]
Total net operating loss carryforwards expiration date			Mar. 31, 2022
Tax credit carryforwards expiration date			Mar. 31, 2022
Earliest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations			2011
Earliest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations			2006
Earliest Tax Year | Us Tax Authority [Member]
Income Taxes [Line Items]
Tax years subject to examinations			2017
Latest Tax Year
Income Taxes [Line Items]
Total net operating loss carryforwards expiration date			Mar. 31, 2024
Tax credit carryforwards expiration date			Mar. 31, 2030
Latest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations			2020
Latest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations			2020
Latest Tax Year | Us Tax Authority [Member]
Income Taxes [Line Items]
Tax years subject to examinations			2020